UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Merrill Lynch U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code:  (800) 221-7210

Date of fiscal year end: 11/30/2008

Date of reporting period: 06/01/2008 - 08/31/2008

Item 1 - Schedule of Investments

Merrill Lynch U.S. Treasury Money Fund
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                   Par             Interest           Maturity
Issue                                                             (000)              Rate               Date              Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills - 100.0%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills*                                             $31,864         1.74 - 1.866%         9/04/08        $  31,860,851
                                                                  44,940          1.75 - 1.84          9/11/08           44,919,703
                                                                  10,000                1.895          9/15/08            9,993,157
                                                                  11,000         1.795 - 1.85          9/18/08           10,991,158
                                                                  26,304         1.726 - 1.85          9/25/08           26,274,072
                                                                  21,000                 1.90         10/02/08           20,966,750
                                                                   5,000                1.865         10/09/08            4,990,416
                                                                  20,000                1.505         10/16/08           19,963,211
                                                                  10,000                 1.56         10/23/08            9,977,900
                                                                  27,000         1.705 - 1.72         10/30/08           26,925,784
                                                                  15,000                1.692         11/06/08           14,954,175
                                                                  13,254          1.81 - 1.82         11/13/08           13,205,895
                                                                  10,500                 1.88         11/20/08           10,456,682
                                                                  11,000                1.705         11/28/08           10,954,675
                                                                   5,000                1.941         12/04/08            4,974,929
                                                                   2,000                 2.25         12/26/08            1,985,625
                                                                   2,000        2.065 - 2.125          1/02/09            1,985,801
                                                                   2,000         2.034 - 2.07          1/08/09            1,985,408
                                                                   9,028         1.81 - 1.935          1/15/09            8,965,714
                                                                   4,000                1.958          1/22/09            3,969,115
                                                                   6,000                1.896          2/05/09            5,950,704
                                                                   6,400        1.986 - 2.002          2/12/09            6,342,233
                                                                   8,200         1.885 - 1.98          2/19/09            8,125,573
                                                                  10,000                 1.95          2/26/09            9,904,125
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $310,623,656**) - 100.0%                                                                      310,623,656

Liabilities in Excess of Other Assets - (0.0)%                                                                              (94,520)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 310,529,136
                                                                                                                      =============

* U.S. Treasury Bills are traded on a discount basis. Rates shown are the range of discount rates paid at the time of purchase.
**    Cost for federal income tax purposes.

Merrill Lynch U.S. Treasury Money Fund
Schedule of Investments August 31, 2008 (Unaudited)

o Effective December 1, 2007, the Fund adopted Financial Acocunting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:

      -------------------------------------------------------------------------
      Valuation                                                  Investments in
       Inputs                                                      Securities
      -------------------------------------------------------------------------
      Level 1                                                                --
      Level 2                                                     $ 310,623,656
      Level 3                                                                --
      -------------------------------------------------------------------------
      Total                                                       $ 310,623,656
                                                                  =============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S. Treasury Money Fund


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch U.S. Treasury Money Fund

Date: October 20, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Merrill Lynch U.S. Treasury Money Fund

Date: October 20, 2008